EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT EXPENSE
Schedule of analysis of employee benefit expenses

		For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Salaries and bonuses	4,671,230	4,939,758	5,322,387
Housing fund	417,721	488,574	532,842
Staff welfare and other expenses*	1,910,184	2,035,931	1,955,447
Employment expense in relation to early retirement schemes (Note 21)	447,660	210,428	53,339
Employment expenses in relation to termination benefits	37,590	98,479	7,990

	7,484,385	7,773,170	7,872,005

*Staff welfare and other expenses include staff welfare, staff union expenses, staff education expenses and unemployment insurance expenses etc.